Fair Value of Financial Instrumets and Derivatives Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Financial Instruments And Derivative Insturments
Fair value of derivatives not designed as hedging instruments
Derivatives not designated as hedging instruments
		Asset Derivatives		Liability Derivatives
		Fair Values		Fair Values
Type of Contract	Balance sheet location	December 31,	December 31,	December 31,	December 31,
		2014	2015	2014	2015
Interest Rate	Derivative assets /Non-current assets	$455	$181	$—	$—

Interest Rate	Derivative liabilities / Current liabilities	—	—	493	318

Interest Rate	Derivative liabilities / Non-current liabilities	—	—	1,065	360

	Total Derivatives	$455	$181	$1,558	$678

Gain or loss recognized on derivatives not designed as hedging instruments
	Amount of Loss Recognized on Derivatives
	Year ended December 31,
	2014	2015
Interest Rate Contracts	$(1,977)	$(1,676)
Net Loss Recognized	$(1,977)	$(1,676)

Location and amounts of fair value of derivatives not designed as hedging instruments

	Significant Other Observable Inputs
	(Level 2)
	December 31,
	2014	2015
Derivative instruments – asset position	$455	$181
Derivative instruments – liability position	1,558	678

Interest rate derivatives schedule
				Notional amount
Loan or Credit	Inception	Expiry	Fixed	December 31,	December 31,
Facility (1)			Rate	2014	2015
Staloudi	January 09, 2012	January 07, 2015	1.4500%	34,760	-
Marathassa (2)	January 31, 2011	January 31, 2015	1.2200%	31,400	-
Marathassa	November 23, 2012	November 21, 2015	1.9500%	11,675	-
Kerasies	December 14, 2010	December 14, 2015	1.6500%	26,664	-
Pelea	December 15, 2011	December 14, 2016	2.0500%	30,542	28,122
Maxdekatria	September 28, 2012	September 28, 2017	0.9000%	20,000	18,400
Marindou	January 14, 2013	January 16, 2018	1.6000%	27,427	24,321
Petra	January 18, 2013	January 18, 2018	0.9800%	14,000	14,000
Marinouki	March 05, 2013	March 05, 2018	1.4800%	22,543	20,789
Pemer	June 07, 2013	March 07, 2018	0.9475%	14,000	14,000
Avstes	July 18, 2013	April 18, 2018	1.3500%	14,000	14,000
Shikoku	August 28, 2013	August 28, 2018	1.2500%	16,800	14,933

Total				$263,811	$148,565

Asset Measured at Fair value on a Non-recuring Basis

	Significant Other Observable Inputs (Level 2)	Loss

	December 31, 2015	December 31, 2015

M/V Stalo	$10,000	$7,185
M/V Kypros Unity	21,750	5,714
Total	$31,750	$12,899